ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current
Accounts payable	$ 2,683	$ 2,919
Accrued and other liabilities	3,916	3,978
Lease liability	218	224
Financial liabilities	392	327
Unearned premiums reserve	462	482
Work in progress	1,398	1,415
Provisions and decommissioning liabilities	464	442
Liabilities held for sale	9	94
Total current	9,542	9,881
Non-current
Accounts payable	127	116
Accrued and other liabilities	1,097	1,110
Lease liability	1,169	1,109
Financial liabilities	2,264	2,048
Unearned premiums reserve	1,091	1,143
Work in progress	45	60
Provisions and decommissioning liabilities	1,114	1,029
Total non-current	6,907	6,615
Bank overdrafts	512	921
Net defined benefit liability	869	835
Current net defined benefit liability	13	18
Non-current net defined benefit liability	$ 856	$ 817